UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22234

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Hugh F. Carter, Jr. State Street Bank and Trust Company 2 Avenue De Lafayette, 4th Floor Boston, Massachusetts 02111

Julie A. Tedesco, Esq. State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  —  September 30, 2010 (unaudited)

Company	Shares	Value
COMMON STOCKS — 67.2%

REAL ESTATE INVESTMENT TRUSTS — 62.4%

APARTMENTS — 12.5%
American Campus Communities, Inc.	12,000	$365,280
Apartment Investment & Management Co.	28,745	614,568
Associated Estates Realty Corp.	115,800	1,618,884
AvalonBay Communities, Inc.	15,575	1,618,710
BRE Properties, Inc.	16,000	664,000
Colonial Properties Trust	34,800	563,412
Equity Residential	49,000	2,330,930
Essex Property Trust, Inc.	6,000	656,640
Home Properties, Inc.	5,000	264,500
Mid-America Apartment Communities, Inc.	20,100	1,171,428
UDR, Inc.	13,000	274,560
		10,142,912
DIVERSIFIED — 5.6%
Cousins Properties, Inc.	34,360	245,330
Gladstone Commercial Corp.	9,734	167,036
Investors Real Estate Trust	35,000	293,300
Lexington Corporate Properties Trust	112,558	805,915
Vornado Realty Trust	28,335	2,423,493
Washington Real Estate Investment Trust	18,000	571,140
		4,506,214
FREE STANDING — 3.7%
Getty Realty Corp.	17,000	456,110
National Retail Properties, Inc.	96,900	2,433,159
Realty Income Corp.	4,300	144,996
		3,034,265
HEALTH CARE — 7.8%
Cogdell Spencer, Inc.	31,655	200,060
HCP, Inc.	44,580	1,603,988
Health Care REIT, Inc.	5,200	246,168
Healthcare Realty Trust, Inc.	13,000	304,070
LTC Properties, Inc.	7,500	191,400
Medical Properties Trust, Inc.	185,520	1,881,173
Nationwide Health Properties, Inc.	47,654	1,842,780
OMEGA Healthcare Investors, Inc.	2,200	49,390
		6,319,029
INDUSTRIAL — 1.8%
AMB Property Corp.	10,000	264,700
DCT Industrial Trust, Inc.	88,600	424,394
EastGroup Properties, Inc.	8,500	317,730
ProLogis	40,000	471,200
		1,478,024
LODGING/RESORTS — 3.5%
Chatham Lodging Trust	17,049	317,282
DiamondRock Hospitality Co.	40,603	385,323
FelCor Lodging Trust, Inc. (a)	31,000	142,600
Hersha Hospitality Trust	220,583	1,142,620
LaSalle Hotel Properties	16,000	374,240
Pebblebrook Hotel Trust (b)	10,000	180,100
Strategic Hotels & Resorts, Inc. (a)	40,000	169,600
Supertel Hospitality, Inc. (a)	84,642	107,495
		2,819,260
MANUFACTURED HOME — 1.0%
Sun Communities, Inc.	25,900	795,130

MIXED OFFICE/INDUSTRIAL — 2.1%
Duke Realty Corp.	46,100	534,299
Liberty Property Trust	36,200	1,154,780
		1,689,079
MORTGAGE — 0.4%
Anworth Mortgage Asset Corp.	7,300	52,049
MFA Financial, Inc.	39,950	304,818
		356,867
OFFICE — 9.9%
Alexandria Real Estate Equities, Inc.	15,000	1,050,000
BioMed Realty Trust, Inc.	21,000	376,320
Boston Properties, Inc.	2,500	207,800
Brandywine Realty Trust	145,100	1,777,475
Corporate Office Properties Trust	15,600	582,036
Franklin Street Properties Corp.	25,000	310,500
Highwoods Properties, Inc.	37,900	1,230,613
Kilroy Realty Corp.	1,600	53,024
Mack-Cali Realty Corp.	33,030	1,080,411
MPG Office Trust, Inc. (a)	24,000	60,000
Parkway Properties, Inc.	12,500	185,000
Piedmont Office Realty Trust, Inc.	6,000	113,460
SL Green Realty Corp.	14,900	943,617
		7,970,256
REGIONAL MALLS — 5.4%
CBL & Associates Properties, Inc.	30,000	391,800
Glimcher Realty Trust	90,000	553,500
Pennsylvania Real Estate Investment Trust	55,000	652,300
Simon Property Group, Inc.	22,179	2,056,880
The Macerich Co.	16,966	728,690
		4,383,170
SHOPPING CENTERS — 5.7%
Agree Realty Corp.	1,199	30,275
Cedar Shopping Centers, Inc.	68,508	416,528
Developers Diversified Realty Corp.	20,000	224,400
Equity One, Inc.	20,000	337,600
Excel Trust, Inc.	20,000	225,400
Inland Real Estate Corp.	20,000	166,200
Kimco Realty Corp.	30,000	472,500
Kite Realty Group Trust	70,000	310,800
Ramco-Gershenson Properties Trust	62,000	664,020
Regency Centers Corp.	13,700	540,739
Tanger Factory Outlet Centers, Inc.	5,400	254,556
Urstadt Biddle Properties	9,800	177,184
Weingarten Realty Investors	35,000	763,700
		4,583,902
SPECIALTY — 2.2%
Digital Realty Trust, Inc.	4,000	246,800
DuPont Fabros Technology, Inc.	8,000	201,200
Entertainment Properties Trust	31,500	1,360,170
		1,808,170

See notes to portfolio of investments.

Company	Shares	Value

COMMON STOCKS — CONTINUED

REAL ESTATE INVESTMENT TRUSTS — CONTINUED

STORAGE — 0.8%
Public Storage, Inc.	3,100	$300,824
Sovran Self Storage, Inc.	5,000	189,500
U-Store-It Trust	15,000	125,250
		615,574

Total Real Estate Investment Trusts (Cost $47,228,643)		50,501,852

OTHER — 4.8%
Beazer Homes USA, Inc. (a)	25,000	103,250
Brookfield Properties Corp.	22,000	341,440
Carador PLC (c)	5,496,600	1,758,912
CB Richard Ellis Group, Inc. (b)	11,900	217,532
D.R. Horton, Inc.	47,000	522,640
RadioShack Corp.	14,000	298,620
Standard Pacific Corp. (a)	80,005	317,620
The St. Joe Co. (a)	5,000	124,350
Toll Brothers, Inc. (b)	10,000	190,200

Total Other (Cost $9,429,826)		3,874,564

Total Common Stocks (Cost $56,658,469)		54,376,416

PREFERRED STOCKS — 59.8%

REAL ESTATE INVESTMENT TRUSTS — 59.5%

APARTMENTS — 1.6%
Apartment Investment & Management Co., Series U	20,000	507,400
Apartment Investment & Management Co., Series V	11,100	283,161
Apartment Investment & Management Co., Series Y	11,900	303,688
BRE Properties, Inc., Series D	7,400	184,260
UDR, Inc., Series G	63	1,590
		1,280,099
DIVERSIFIED — 4.5%
Cousins Properties, Inc., Series B	15,098	368,391
LBA Realty LLC, Series B	87,142	1,579,884
Lexington Realty Trust, Series B	27,750	696,803
Lexington Realty Trust, Series D	21,000	496,020
Vornado Realty Trust, Series E	15,400	391,160
Vornado Realty Trust, Series F	5,700	141,930
		3,674,188
FREE STANDING — 0.4%
National Retail Properties, Inc., Series C	14,500	366,415

HEALTH CARE — 2.1%
HCP, Inc., Series E	1,500	37,515
Health Care REIT, Inc., Series F	8,775	221,920
OMEGA Healthcare Investors Inc., Series D	55,000	1,413,500
		1,672,935
INDUSTRIAL — 0.7%
First Industrial Realty Trust, Series J	20,963	407,940
Prologis Trust, Series G	6,800	159,460
		567,400
LODGING/RESORTS — 26.8%
Ashford Hospitality Trust, Series A	114,710	2,813,836
Ashford Hospitality Trust, Series D	32,000	725,120
Eagle Hospitality Properties Trust, Inc., Series A (a)(c)	165,000	148,500
FelCor Lodging Trust, Inc., Series A (a)(d)	73,000	1,565,850
FelCor Lodging Trust, Inc., Series C (a)	111,539	2,400,319
Grace Acquisition I, Inc., Series B (a)(c)	133,800	53,520
Grace Acquisition I, Inc., Series C (a)(c)	18,900	7,560
Hersha Hospitality Trust, Series A	155,500	3,809,750
LaSalle Hotel Properties, Series D	120,623	2,970,945
LaSalle Hotel Properties, Series E	51,300	1,289,169
LaSalle Hotel Properties, Series G	10,000	236,800
Strategic Hotels & Resorts, Inc., Series A (a)	12,900	296,184
Strategic Hotels & Resorts, Inc., Series B (a)	77,100	1,752,483
Sunstone Hotel Investors, Inc., Series A	145,000	3,561,200
		21,631,236
MIXED OFFICE/INDUSTRIAL — 1.4%
Duke Realty Corp., Series J	10,000	240,800
Duke Realty Corp., Series N	4,500	114,030
Duke Realty Corp., Series O	20,100	526,620
PS Business Parks, Inc., Series L	10,000	253,150
		1,134,600
MORTGAGE — 0.7%
MFA Financial, Inc., Series A	10,000	257,800
RAIT Financial Trust, Series C	19,369	351,160
		608,960
OFFICE — 6.3%
Alexandria Real Estate Equities, Inc., Series C	48,845	1,261,178
BioMed Realty Trust, Inc., Series A	18,350	464,438
DRA CRT Acquisition Corp., Series A (c)	40,396	525,148
Kilroy Realty Corp., Series E	20,500	517,625
Kilroy Realty Corp., Series F	30,000	750,000
Parkway Properties, Inc., Series D	22,100	563,550
SL Green Realty Corp., Series D	38,500	976,360
		5,058,299
REGIONAL MALLS — 4.7%
CBL & Associates Properties, Inc., Series D	40,000	953,600
Glimcher Realty Trust, Series F	56,300	1,407,500
Glimcher Realty Trust, Series G	60,100	1,469,445
		3,830,545
SHOPPING CENTERS — 6.3%
Cedar Shopping Centers, Inc., Series A	129,649	3,331,979
Developers Diversified Realty Corp., Series H	30,000	719,700

See notes to portfolio of investments.

Company	Shares	Value

PREFERRED STOCKS — CONTINUED

REAL ESTATE INVESTMENT TRUSTS — CONTINUED

Kimco Realty Corp., Series F	2,000	$48,820
Regency Centers Corp., Series C	1,700	42,832
Regency Centers Corp., Series D	19,400	489,850
Regency Centers Corp., Series E	200	4,950
Weingarten Realty Investors, Series E	1,000	24,900
Weingarten Realty Investors, Series F	16,800	413,280
		5,076,311
SPECIALTY — 3.9%
Entertainment Properties Trust, Series B	20,145	501,409
Entertainment Properties Trust, Series D	111,800	2,678,728
		3,180,137
STORAGE — 0.1%
Public Storage, Inc., Series X	2,300	57,385

Total Real Estate Investment Trusts (Cost $50,468,399)		48,138,510

OTHER — 0.3%
Corts-UNUM Provident Financial Trust	8,600	228,760

Total Other (Cost $222,310)		228,760

Total Preferred Stocks (Cost $50,690,709)		48,367,270

INVESTMENT COMPANIES — 2.5%
Blackrock Credit Allocation Income Trust	19,336	253,882
Cohen & Steers Infrastructure Fund, Inc.	17,911	285,143
Cohen & Steers Quality Income Realty Fund, Inc.	60,297	473,934
Eaton Vance Enhanced Equity Income Fund II	24,100	311,613
Nuveen Real Estate Income Fund	3,700	37,407
UltraShort Real Estate ProShares (a)	29,570	633,981

Total Investment Companies (Cost $2,751,850)		1,995,960

SHORT-TERM INVESTMENTS — 4.5%

MONEY MARKET FUNDS — 4.5%

Dreyfus Cash Management Fund, Institutional Shares, 0.21% (e) (Cost $3,599,971)	3,599,971	3,599,971

Total Investments — 134.0% (Cost $113,700,999)		108,339,617

Other assets less liabilities — (54.6)%		(44,174,682)

Preferred Shares, at liquidation preference — 20.6%		16,675,000
Net Assets applicable to common shareholders — 100%		$80,839,935

Notes to Portfolio of Investments

(a)                     As of September 30, 2010, this security had discontinued paying distributions.

(b)                    Non-dividend paying security.

(c)                     As of September 30, 2010, the Fund held $2,493,640 of securities fair valued in accordance with policies adopted by the board of trustees, which represents 2.3% of  the Fund’s total investments. See Note A(2) to the financial statements.

(d)                    Convertible into common stock.

(e)                     Rate reflects 7 day yield as of September 30, 2010.

See notes to portfolio of investments.

Notes to Financial Statements

September 30, 2010 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, or the Fund or RIF are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by RIF at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Some fixed income securities may be valued using values provided by a pricing service.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements.  Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates market value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions we believe that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                             Level 1 — quoted prices in active markets for identical investments.

•                             Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                             Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2010, in valuing RIF’s investments carried at value:

Notes to Financial Statements - continued

September 30, 2010 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$10,142,912	$—	$—	$10,142,912
Diversified	4,506,214	—	—	4,506,214
Free Standing	3,034,265	—	—	3,034,265
Health Care	6,319,029	—	—	6,319,029
Industrial	1,478,024	—	—	1,478,024
Lodging/Resorts	2,819,260	—	—	2,819,260
Manufactured Home	795,130	—	—	795,130
Mixed Office/Industrial	1,689,079	—	—	1,689,079
Mortgage	356,867	—	—	356,867
Office	7,970,256	—	—	7,970,256
Regional Malls	4,383,170	—	—	4,383,170
Shopping Centers	4,583,902	—	—	4,583,902
Specialty	1,808,170	—	—	1,808,170
Storage	615,574	—	—	615,574
Total Real Estate Investment Trusts	50,501,852	—	—	50,501,852
Other	2,115,652	—	1,758,912	3,874,564
Total Common Stocks	52,617,504	—	1,758,912	54,376,416
Preferred Stocks
Real Estate Investment Trusts
Apartments	1,280,099	—	—	1,280,099
Diversified	3,674,188	—	—	3,674,188
Free Standing	366,415	—	—	366,415
Health Care	1,672,935	—	—	1,672,935
Industrial	567,400	—	—	567,400
Lodging/Resorts	21,421,656	209,580	—	21,631,236
Mixed Office/Industrial	1,134,600	—	—	1,134,600
Mortgage	608,960	—	—	608,960
Office	4,533,151	525,148	—	5,058,299
Regional Malls	3,830,545	—	—	3,830,545
Shopping Centers	5,076,311	—	—	5,076,311
Specialty	3,180,137	—	—	3,180,137
Storage	57,385	—	—	57,385
Total Real Estate Investment Trusts	47,403,782	734,728	—	48,138,510
Other	228,760	—	—	228,760
Total Preferred Stocks	47,632,542	734,728	—	48,367,270
Investment Companies	1,995,960	—	—	1,995,960
Short-Term Investments
Money Market Funds	3,599,971	—	—	3,599,971
Total Investments	$105,845,977	$734,728	$1,758,912	$108,339,617

The Fund utilized broker quotes, issuer company financial information and other market indicators to value the securities whose prices were not readily available.

Following is an analysis of the change in value of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Beginning balance, as of December 31, 2009	$1,311,905
Transfers into Level 3	—
Net Sales	(359,995)
Total gains included in changes in unrealized depreciation	807,002
Ending balance, as of September 30, 2010	$1,758,912

Included in the net change in unrealized appreciation/depreciation of investments for the nine months ended September 30, 2010, is a gain of $797,007 relating to Level 3 investments still held at September 30, 2010.

Notes to Financial Statements - continued

September 30, 2010 (unaudited)

(3) Tax Information

Although subject to adjustments, the Fund’s investments for U.S. federal income tax purposes as of September 30, 2010, were as follows

Cost	$113,700,999
Gross unrealized appreciation	$12,612,716
Gross unrealized depreciation	(17,974,098)
Net unrealized depreciation	$(5,361,382)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 24, 2010

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 24, 2010